Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

December 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series)

CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6 and Class Y, as applicable, of Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund, Invesco Peak Retirement™ 2065 Fund and Invesco Peak Retirement™ Now Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 137 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 137 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 15, 2017.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel